Financial Liabilities	6 Months Ended
Jun. 30, 2019
Disclosure of financial liabilities [abstract]
Financial Liabilities

Financial liabilities

in EUR thousands	June 30, 2019	December 31, 2018
Non-current financial debt
Convertible bond 2017/2022	2,512	2,495
EIB loan 2017	11,561	10,967
EIB loan 2019	5,178	0
Leasing liabilities	3,277	0
Total non-current financial debt	22,528	13,462
Current financial debt	188	165

A further tranche of EUR 5 million of the EIB loan was drawn on February 4, 2019. A further tranche of EUR 5 million can be drawn after the extension of the loan agreement. This was originally available until July 2019 and can now be used until May 2020.